Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Summary of Significant Accounting Policies
Schedule of basic and diluted net income (loss) per share calculation

	For the Three	For the Six
	Months Ended	Months Ended
	June 30, 2021	June 30, 2021
Class A common stock
Numerator: Income allocable to Class A common stock
Income from investments held in Trust Account	$13,408	$128,612
Less: Company's portion available to be withdrawn to pay taxes	(13,408)	(128,612)
Net income attributable	$—	$—
Denominator: Weighted average Class A common stock
Basic and diluted weighted average shares outstanding, Class A common stock	40,250,000	40,250,000
Basic and diluted net income per share, Class A common stock	$—	$—
Class B common stock
Numerator: Net income (loss) minus net income allocable to Class A common stock
Net income (loss)	$(3,586,220)	$(9,778,749)
Net income allocable to Class A common stock	—	—
Net income (loss) attributable	$(3,586,220)	$(9,778,749)
Denominator: weighted average Class B common stock
Basic and diluted weighted average shares outstanding, Class B common stock	10,062,500	10,011,740
Basic and diluted net loss per share, Class B common stock	$(0.36)	$(0.98)